UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

October 1, 2024 to October 31, 2024

Commission File Number of issuing entity: 333-262954-07

Central Index Key Number of issuing entity: 0002034187

CNH EQUIPMENT TRUST 2024-C

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-262954

Central Index Key Number of depositor: 0001115252

CNH CAPITAL RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001540092

CNH INDUSTRIAL CAPITAL AMERICA LLC

(Exact name of sponsor as specified in its charter)

THOMAS HITCHCOCK (262) 234-0807

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

39-1995297

(I.R.S. Employer Identification No.)

6900 VETERANS BOULEVARD
BURR RIDGE, ILLINOIS	60527-7111
(Address of principal executive offices of the issuing entity)	(Zip Code)

(630) 887-5451

(Telephone number, including area code)

n/a

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If section 12(b)
Asset Backed Notes, Class A-1			X
Asset Backed Notes, Class A-2			X
Asset Backed Notes, Class A-3			X
Asset Backed Notes, Class A-4			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ◻

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 15, 2024 a distribution was made to holders of notes of CNH Equipment Trust 2024-C.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

Neither the depositor nor the issuing entity has any activity or information to report for the monthly distribution period covered by this report pursuant to Form 10-D, Item 1121(c) of Regulation AB (17 CFR 229.1121) and Rule 15Ga-1(a) of the Securities Exchange Act of 1934.

The most recent Form ABS-15G filed by the sponsor was filed on January 12, 2024, and the CIK number for the sponsor is 0001540092.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:
99.1	Monthly report distributed to holders of notes of CNH Equipment Trust 2024-C, relating to November 15, 2024 distribution.
(b)	The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index preceding the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly report distributed to holders of CNH Equipment Trust 2024-C, relating to the November 15, 2024 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CNH CAPITAL RECEIVABLES LLC
(Depositor)

Date: November 15, 2024	By:	/s/ WENDY GALLION
		Name:	Wendy Gallion
		Title	Assistant Treasurer